Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	15 years
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	39 years
Furniture and Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Vehicles
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Software
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years